Income tax - Summary of Tax Rate For The Effective Tax Reconciliation Is Taken From The Company's Domestic Tax Rate (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Major components of tax expense (income) [abstract]
Weighted average tax rate	10.10%	13.40%	5.20%
Profit before taxation	€ 188,798	€ 16,780	€ 216,509
At Group blended tax rate	19,023	2,245	11,276
Rate differential between blended tax rate and local tax rate	(754)	(11,301)	18,508
Non-deductible expenses / non-taxable income	6,431	10,020	(2,664)
Dividends tax	9,952	223	5,611
Recognition of previously unrecognized deferred tax assets	(395)	0	(134)
Deferred tax arising on taxable loss not recognized	40,996	24,199	1,643
Income tax expense reported in profit or loss	€ 75,253	€ 25,386	€ 34,240